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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fifth Third Bank

Address:  38 Fountain Square Plaza
          Cincinnati, OH 45263


13F File Number: 28-539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Richard W. Holmes, Jr.

Title:  Counsel, Fifth Third Bancorp

Phone:  513-534-6030


Signature, Place, and Date of Signing:

/s/ Richard W. Holmes, Jr.    Cincinnati, Ohio    May 15, 2012
---------------------------   -----------------   -------------
       [Signature]             [City, State]         [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

List of Managers Reporting for this Manager:

    13F File Number            Name
    28-03158                   Fifth Third Bancorp

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